Summary of Significant Accounting Policies - Schedule of useful lives of property, equipment and software (Detail)	Dec. 31, 2024
Servers and computers [Member] | Minimum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	3 years
Servers and computers [Member] | Maximum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	5 years
Furniture, fixtures, office and other equipment [Member] | Minimum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	3 years
Furniture, fixtures, office and other equipment [Member] | Maximum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	5 years
Leasehold improvements [Member]
Property, Equipment and Software [Line Items]
Property, equipment and software, useful life, term, description [extensible enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Software and others [Member] | Minimum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	3 years
Software and others [Member] | Maximum [Member]
Property, Equipment and Software [Line Items]
Estimated useful lives of property, equipment and software	5 years